Loans Payable (Details) - Schedule of loans interest rate (Parentheticals)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans Payable (Details) - Schedule of loans interest rate (Parentheticals) [Line Items]
Loans at interest rate		17.50%
Loans at Interest Rate of 8% [Member]
Loans Payable (Details) - Schedule of loans interest rate (Parentheticals) [Line Items]
Loans at interest rate		8.00%
Loans at Interest Rate of 6.5% and 9.5% [Member]
Loans Payable (Details) - Schedule of loans interest rate (Parentheticals) [Line Items]
Loans at interest rate	6.50%	9.50%
Loan at Interest Rate of 17.5% [Member]
Loans Payable (Details) - Schedule of loans interest rate (Parentheticals) [Line Items]
Loans at interest rate		17.50%